Fixed Assets	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Jul. 31, 2019
Fixed Assets
Note - 5 Fixed Assets

Fixed assets are recorded at cost reduced by accumulated depreciation. Depreciation expense is recognized over the assets’ estimated useful lives using the straight-line method. Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

Fixed assets consist of the following:

	Useful Life	Balance at July 31, 2019 $	Additions $	Accumulated Depreciation $	Balance at April 30, 2020 $

Production equipment	5 years	46,379	313,530	(45,733)	314,176
Furniture and office equipment	5 years	8,102	-	(1,218)	6,884
Buildings and improvements	15 years	90,657	134,510	(8,972)	216,195
Land		-	4,212,362	-	4,212,362
		145,138	4,660,402	(55,923)	4,749,617

Fixed asset costs are being depreciated using the straight-line method based on the useful life of the asset.

On August 26, 2019, the Company completed the acquisition of the 824-acre Potrero Ranch Property near San Diego, California for a total purchase price of $4,510,000. The Company will utilize the land and buildings for industrial hemp for CBD cultivation. The property includes over 400,000 square feet of outbuildings which are currently being converted into greenhouses. On August 23, 2019, the Company entered into an agreement payable with the Vendor of the Property for $2,750,000 for a portion of the purchase price. The terms of the agreement are monthly payments of interest only at the rate of 6% per annum. The debt is secured by a Promissory Note secured by a Deed of Trust on real property commonly known as Round Potrero Road, Potrero, California. The maturity date of the debt is August 23, 2024. On August 23, 2019 the Company entered into an agreement payable for $1,760,000 with monthly payments of interest only at the rate of 15% per annum. The debt is secured by a Promissory Note secured by a second charge on the Deed of Trust on real property commonly known as Round Potrero Road, Potrero, California. The maturity date of the debt is August 15, 2024.

Fixed assets recorded at cost reduced by accumulated depreciation. Depreciation expense is recognized over the assets’ estimated useful lives using the straight-line method. Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts. No depreciation has been recorded to date due to immateriality as the assets were acquired near year end.

Fixed assets consist of the following:

	Useful Life	Balance at July 31, 2018	Additions	Amortization	Balance at July 31, 2019

Production equipment	5 years	$-	$46,379	$-	$46,379
Buildings and improvements	15 years	-	90,657	-	90,657
Furniture and office equipment	5 years	-	8,102	-	8,102
		$-	$145,138	$-	$145,138

Fixed asset costs are being depreciated using the straight-line method based on the useful life of the asset. No depreciation expense has been recorded for the year ended July 31, 2019 due to the immateriality as the assets were acquired near year end.